SEGMENT REPORTING (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Consolidated	$ 9,730,747	$ 10,745,057	$ 39,904,448	$ 26,748,988
U S A Investment Fund Management [Member]
Segment Reporting Information [Line Items]
Consolidated	5,657,027	7,036,301	25,169,182	15,459,061
U S A Beauty Products And Other [Member]
Segment Reporting Information [Line Items]
Consolidated	1,021,071	972,744	3,756,512	3,883,953
New Zealand Food Industry Segment [Member]
Segment Reporting Information [Line Items]
Consolidated	2,361,793	2,057,369	8,263,267	4,745,821
Canada Security Alarm [Member]
Segment Reporting Information [Line Items]
Consolidated	$ 690,856	$ 678,643	$ 2,715,487	$ 2,660,153